Income Taxes - Summary of unrecognized deferred tax assets (Detail) - USD ($) $ in Thousands	Nov. 30, 2022	Nov. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	$ 83,628	$ 75,475
Research and development expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	25,110	26,046
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	45,228	38,615
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	138	225
Intellectual property and patent fees
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	2,854	3,054
Available deductions and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	$ 10,298	$ 7,535